Note 5 - Prepaid and Other Current Assets 1 (Details Textual) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gain (Loss) on Advances to Suppliers	$ (1,385)	$ (1,385)	$ (0)